Condensed Consolidated Balance Sheets (Unaudited) (Parenthetical)	Jun. 30, 2026 $ / shares shares	Dec. 31, 2025 $ / shares shares
Ordinary shares, par value | $ / shares	$ 0.0002	$ 0.0002
Common Class A [Member]
Ordinary shares, shares authorized	175,000,000	175,000,000
Ordinary shares, shares issued	150,049,131	108,964,651
Ordinary shares, shares outstanding	150,049,131	108,964,651
Common Class B [Member]
Ordinary shares, shares authorized	75,000,000	75,000,000
Ordinary shares, shares issued	19,677,175	12,677,175
Ordinary shares, shares outstanding	19,677,175	12,677,175